Offerings	Aug. 28, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	The Registrants are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee. The Registrants will pay 'pay-as-you-go registration fees' in accordance with Rule 456(b). The Registrants will calculate the registration fee applicable to an offer of debt securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified aggregate principal amount is being registered as may from time to time be offered at unspecified prices.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees to Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See note 1. No separate consideration will be received for any guarantee of debt securities. Accordingly, pursuant to Rule 457(n) of the Securities Act, no separate filing fee is required.